General (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jul. 07, 2021	Jul. 06, 2021	Dec. 31, 2022	Jan. 31, 2018
General (Details) [Line Items]
Ownership percentage				100.00%
Purchase of warrants (in Shares)			15,891,984
Sale of ordinary shares (in Shares)	9,251,006
Gross proceeds	$ 92,510		$ 104,052
Transaction cost			5,713
Stock split description		the Company’s board of directors approved a 1: 0.905292 stock split which was effected on March 7, 2022
Cash, cash equivalents, short-term deposits and restricted cash			105,380
Net loss			33,762
Negative cash flows from operating activities			23,879
Accumulated deficit			$ 86,602
Liquidity requirements			2 years
Warrants liability [Member]
General (Details) [Line Items]
Transaction cost			$ 817
PIPE Investor [Member]
General (Details) [Line Items]
Price per share (in Dollars per share)	$ 10